SCHEDULE OF OPERATING LEASE WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted average remaining lease term (in years)	2 years 5 months 23 days	3 years 10 months 9 days	2 years 29 days
Weighted average discount rate	9.17%	8.10%	7.57%